Significant Accounting Policies (Details) - Schedule of notional amounts of outstanding derivative positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of notional amounts of outstanding derivative positions [Abstract]
Cash flow hedge	$ 12,303